Annual Total Returns - Fidelity Freedom Blend 2020 Fund [BarChart] - 03.31 Fidelity Freedom Blend Funds - Premier Combo PRO-05 - Fidelity Freedom Blend 2020 Fund	Aug. 03, 2022
Bar Chart Table:
Annual Return, Inception Date	Aug. 31, 2018
Fidelity Freedom Blend 2020 Fund- Class K6
Bar Chart Table:
Annual Return 2019	18.59%
Annual Return 2020	13.56%
Annual Return 2021	8.70%